Long-Term Debt - Carrying Value of Long Term Debt Instruments (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 4,543		$ 4,769
4.70% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 23, 2016
Maturity date	Jun. 23, 2046
Par value		$ 1,000
Long-term debt	$ 1,290		1,355
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2046
Par value		750
Long-term debt	$ 962		1,010
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Dec. 02, 2016
Maturity date	Dec. 02, 2026
Par value		270
Long-term debt	$ 350		367
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2026
Par value		1,000
Long-term debt	$ 1,292		1,356
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Sep. 17, 2010
Maturity date	Sep. 17, 2020
Par value		$ 500
Long-term debt	$ 649		$ 681